INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Components of inventories are as follows:
	June 30,
	2016	2017

Raw materials	$12,975	$15,781
Work in progress	12,770	19,525
Finished goods	10,656	10,354

	$36,401	$45,660